Segments - Segment Data (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	$ 7,570		$ 17,057	$ 22,629	$ 33,476
Revenues inter-segment	0		0	0	0
Net income/(loss) from equity accounted investments	33	$ 71	39	104	103	$ 164	[1]
Total revenues and other income	7,603	15,130	17,096	22,733	33,578	64,357	[1]
Purchases (net of inventory variation)	(2,750)	(7,396)	(8,606)	(10,146)	(15,261)	(29,532)	[1]
Operating, selling, general and administrative expenses	(2,411)		(2,502)	(5,014)	(5,141)
Depreciation, amortisation and net impairment losses	(2,522)	(4,438)	(2,233)	(6,959)	(4,421)	(13,204)	[1]
Exploration expenses	(393)	(635)	(235)	(1,028)	(503)	(1,854)	[1]
Total operating expenses	(8,075)	(15,072)	(13,575)	(23,147)	(25,326)	(55,058)	[1]
Net operating income/(loss)	(472)	58	3,521	(414)	8,252	9,299	[1]
Additions to PP&E, intangibles and equity accounted investments	2,307		3,432	4,922	6,830
Balance sheet information [abstract]
Equity accounted investments	1,599	1,565	2,870	1,599	2,870	1,442
Noncurrent Assets	86,711	$ 81,540	95,609	86,711	95,609	$ 93,285
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	74,259		82,960	74,259	82,960
Segments [member] | E&P Norway [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	10		157	17	160
Revenues inter-segment	1,649		4,226	5,179	9,205
Net income/(loss) from equity accounted investments	0		7	0	13
Total revenues and other income	1,659		4,390	5,196	9,378
Purchases (net of inventory variation)	0		0	0	1
Operating, selling, general and administrative expenses	(706)		(888)	(1,341)	(1,624)
Depreciation, amortisation and net impairment losses	(992)		(945)	(2,833)	(1,964)
Exploration expenses	(65)		(79)	(160)	(193)
Total operating expenses	(1,762)		(1,913)	(4,333)	(3,781)
Net operating income/(loss)	(104)		2,478	863	5,597
Additions to PP&E, intangibles and equity accounted investments	1,118		1,718	2,407	2,941
Balance sheet information [abstract]
Equity accounted investments	2		1,041	2	1,041
Noncurrent Assets	30,547		33,517	30,547	33,517
Segments [member] | E&P International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	52			218
Revenues inter-segment	515			1,680
Net income/(loss) from equity accounted investments	(11)			5
Total revenues and other income	555			1,903
Purchases (net of inventory variation)	(26)			(68)
Operating, selling, general and administrative expenses	(281)			(779)
Depreciation, amortisation and net impairment losses	(509)			(1,380)
Exploration expenses	(288)			(536)
Total operating expenses	(1,103)			(2,763)
Net operating income/(loss)	(548)			(861)
Additions to PP&E, intangibles and equity accounted investments	484			1,225
Balance sheet information [abstract]
Equity accounted investments	563			563
Noncurrent Assets	19,715			19,715
Segments [member] | E&P International [member] | Restated [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income			429		907
Revenues inter-segment			1,122		2,332
Net income/(loss) from equity accounted investments			9		18
Total revenues and other income			1,559		3,258
Purchases (net of inventory variation)			14		(25)
Operating, selling, general and administrative expenses			(403)		(1,003)
Depreciation, amortisation and net impairment losses			(477)		(870)
Exploration expenses			(142)		(267)
Total operating expenses			(1,008)		(2,165)
Net operating income/(loss)			551		1,093
Additions to PP&E, intangibles and equity accounted investments			991		1,779
Balance sheet information [abstract]
Equity accounted investments			306		306
Noncurrent Assets			20,777		20,777
Segments [member] | E&P USA [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	67			208
Revenues inter-segment	408			1,152
Net income/(loss) from equity accounted investments	0			0
Total revenues and other income	475			1,360
Purchases (net of inventory variation)	0			0
Operating, selling, general and administrative expenses	(293)			(664)
Depreciation, amortisation and net impairment losses	(475)			(1,711)
Exploration expenses	(40)			(332)
Total operating expenses	(808)			(2,707)
Net operating income/(loss)	(332)			(1,347)
Additions to PP&E, intangibles and equity accounted investments	268			694
Balance sheet information [abstract]
Equity accounted investments	0			0
Noncurrent Assets	15,557			15,557
Segments [member] | E&P USA [member] | Restated [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income			98		214
Revenues inter-segment			972		1,966
Net income/(loss) from equity accounted investments			2		3
Total revenues and other income			1,071		2,183
Purchases (net of inventory variation)			0		0
Operating, selling, general and administrative expenses			(403)		(801)
Depreciation, amortisation and net impairment losses			(521)		(1,029)
Exploration expenses			(14)		(43)
Total operating expenses			(937)		(1,874)
Net operating income/(loss)			134		309
Additions to PP&E, intangibles and equity accounted investments			645		1,078
Balance sheet information [abstract]
Equity accounted investments			82		82
Noncurrent Assets			18,855		18,855
Segments [member] | MMP [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	7,392		16,315	22,087	32,050
Revenues inter-segment	88		127	184	227
Net income/(loss) from equity accounted investments	7		11	18	16
Total revenues and other income	7,486		16,454	22,289	32,293
Purchases (net of inventory variation)	(5,127)		(15,065)	(18,627)	(28,532)
Operating, selling, general and administrative expenses	(1,423)		(1,073)	(2,767)	(2,168)
Depreciation, amortisation and net impairment losses	(326)		(100)	(607)	(193)
Exploration expenses	0		0	0	0
Total operating expenses	(6,877)		(16,238)	(22,001)	(30,892)
Net operating income/(loss)	610		216	288	1,401
Additions to PP&E, intangibles and equity accounted investments	51		60	107	547
Balance sheet information [abstract]
Equity accounted investments	90		94	90	94
Noncurrent Assets	4,350		5,362	4,350	5,362
Segments [member] | Other [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	50		59	99	145
Revenues inter-segment	1		1	1	2
Net income/(loss) from equity accounted investments	38		10	82	53
Total revenues and other income	88		70	182	199
Purchases (net of inventory variation)	0		0	0	0
Operating, selling, general and administrative expenses	125		63	184	62
Depreciation, amortisation and net impairment losses	(220)		(190)	(429)	(364)
Exploration expenses	0		0	0	0
Total operating expenses	(94)		(127)	(245)	(302)
Net operating income/(loss)	(6)		(57)	(63)	(103)
Additions to PP&E, intangibles and equity accounted investments	386		19	489	485
Balance sheet information [abstract]
Equity accounted investments	944		1,347	944	1,347
Noncurrent Assets	4,090		4,449	4,090	4,449
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	10,853		9,778	10,853	9,778
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	0		0	0	0
Revenues inter-segment	(2,661)		(6,448)	(8,197)	(13,732)
Net income/(loss) from equity accounted investments	0		0	0	0
Total revenues and other income	(2,661)		(6,448)	(8,197)	(13,732)
Purchases (net of inventory variation)	2,403		6,445	8,549	13,295
Operating, selling, general and administrative expenses	166		202	353	393
Depreciation, amortisation and net impairment losses	0		0	0	0
Exploration expenses	0		0	0	0
Total operating expenses	2,569		6,647	8,902	13,688
Net operating income/(loss)	(92)		199	705	(44)
Additions to PP&E, intangibles and equity accounted investments	0		0	0	0
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Noncurrent Assets	$ 0		$ 0	$ 0	$ 0

[1]	Audited